Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) - Research services combined with an IP license € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Notes to the consolidated financial statements
Upfront and milestones payments included in contract liabilities	€ 111,817			€ 142,095
Revenue recognized from upfront and milestones payments	40,278	€ 49,878
CRISPR
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	2,524		$ 3,000
Upfront and milestones payments included in contract liabilities	1,007			1,239
Revenue recognized from upfront and milestones payments	232	232
Boehringer Ingelheim
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	30,000
Revenue recognized from upfront and milestones payments		9,990
Genmab
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	4,022			5,362
Revenue recognized from upfront and milestones payments	1,341	1,341
GSK
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	205,000
Upfront and milestones payments included in contract liabilities	106,788			€ 135,494
Revenue recognized from upfront and milestones payments	38,705	€ 38,315
Minimum | GSK
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	€ 10,000